Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 20, 2022
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges	$ 7.5	$ 44.0
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges			$ 30.0
Equity method investments				$ 5.3
Proceeds from Sale of Equity Method Investments		8.8
Gain on sale of joint venture		$ 3.5
Excalibur Joint Venture | Exmar NV [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)				50.00%